2. Summary of Significant Accounting Policies - Common Stock Equivalents (Details) - Quarterly (USD $)	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Quarterly Member	Sep. 03, 2013 Quarterly Member	Mar. 31, 2013 Quarterly Member
Convertible Debt			$ 8,976,532
Stock Warrants			3,672,134
Stock Options	300,000			66,785
Unvested stock - Chief Executive Officer	750,000		687,500
Total			$ 14,002,916